Fair Value of Assets and Liabilities - Assumptions for Borrower Loans, Loans Held for Sale and Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Inputs Assets Quantitative Information [Line Items]
Notes/loans, fair value	$ 293,948	$ 316,236
Prosper Funding LLC
Fair Value Inputs Assets Quantitative Information [Line Items]
Notes/loans, fair value	293,948	$ 316,236
Notes | Prosper Funding LLC
Fair Value Inputs Assets Quantitative Information [Line Items]
Notes/loans, fair value	$ 293,948
Discount rate assumption | Notes
Fair Value Inputs Assets Quantitative Information [Line Items]
Discount rate	7.15%
Discount rate assumption | Notes | Prosper Funding LLC
Fair Value Inputs Assets Quantitative Information [Line Items]
Discount rate	7.15%
Discount rate assumption | 100 basis point increase | Notes
Fair Value Inputs Assets Quantitative Information [Line Items]
Notes	$ 290,948
Discount rate assumption | 100 basis point increase | Notes | Prosper Funding LLC
Fair Value Inputs Assets Quantitative Information [Line Items]
Notes	290,948
Discount rate assumption | 200 basis point increase | Notes
Fair Value Inputs Assets Quantitative Information [Line Items]
Notes	288,024
Discount rate assumption | 200 basis point increase | Notes | Prosper Funding LLC
Fair Value Inputs Assets Quantitative Information [Line Items]
Notes	288,024
Discount rate assumption | 100 basis point decrease | Notes
Fair Value Inputs Assets Quantitative Information [Line Items]
Notes	297,028
Discount rate assumption | 100 basis point decrease | Notes | Prosper Funding LLC
Fair Value Inputs Assets Quantitative Information [Line Items]
Notes	297,028
Discount rate assumption | 200 basis point decrease | Notes
Fair Value Inputs Assets Quantitative Information [Line Items]
Notes	300,192
Discount rate assumption | 200 basis point decrease | Notes | Prosper Funding LLC
Fair Value Inputs Assets Quantitative Information [Line Items]
Notes	$ 300,192
Default rate assumption | Notes
Fair Value Inputs Assets Quantitative Information [Line Items]
Default rate	13.52%
Default rate assumption | Notes | Prosper Funding LLC
Fair Value Inputs Assets Quantitative Information [Line Items]
Default rate	13.52%
Default rate assumption | 100 basis point increase | Notes
Fair Value Inputs Assets Quantitative Information [Line Items]
Notes	$ 290,202
Default rate assumption | 100 basis point increase | Notes | Prosper Funding LLC
Fair Value Inputs Assets Quantitative Information [Line Items]
Notes	290,202
Default rate assumption | 200 basis point increase | Notes
Fair Value Inputs Assets Quantitative Information [Line Items]
Notes	286,581
Default rate assumption | 200 basis point increase | Notes | Prosper Funding LLC
Fair Value Inputs Assets Quantitative Information [Line Items]
Notes	286,581
Default rate assumption | 100 basis point decrease | Notes
Fair Value Inputs Assets Quantitative Information [Line Items]
Notes	297,742
Default rate assumption | 100 basis point decrease | Notes | Prosper Funding LLC
Fair Value Inputs Assets Quantitative Information [Line Items]
Notes	297,742
Default rate assumption | 200 basis point decrease | Notes
Fair Value Inputs Assets Quantitative Information [Line Items]
Notes	301,584
Default rate assumption | 200 basis point decrease | Notes | Prosper Funding LLC
Fair Value Inputs Assets Quantitative Information [Line Items]
Notes	301,584
Borrower Loans / Loans Held for Sale | Prosper Funding LLC
Fair Value Inputs Assets Quantitative Information [Line Items]
Notes/loans, fair value	$ 293,054
Borrower Loans / Loans Held for Sale | Discount rate assumption
Fair Value Inputs Assets Quantitative Information [Line Items]
Discount rate	7.15%
Borrower Loans / Loans Held for Sale | Discount rate assumption | Prosper Funding LLC
Fair Value Inputs Assets Quantitative Information [Line Items]
Discount rate	7.15%
Borrower Loans / Loans Held for Sale | Discount rate assumption | 100 basis point increase
Fair Value Inputs Assets Quantitative Information [Line Items]
Borrower loans	$ 290,116
Borrower Loans / Loans Held for Sale | Discount rate assumption | 100 basis point increase | Prosper Funding LLC
Fair Value Inputs Assets Quantitative Information [Line Items]
Borrower loans	290,116
Borrower Loans / Loans Held for Sale | Discount rate assumption | 200 basis point increase
Fair Value Inputs Assets Quantitative Information [Line Items]
Borrower loans	287,206
Borrower Loans / Loans Held for Sale | Discount rate assumption | 200 basis point increase | Prosper Funding LLC
Fair Value Inputs Assets Quantitative Information [Line Items]
Borrower loans	287,206
Borrower Loans / Loans Held for Sale | Discount rate assumption | 100 basis point decrease
Fair Value Inputs Assets Quantitative Information [Line Items]
Borrower loans	296,169
Borrower Loans / Loans Held for Sale | Discount rate assumption | 100 basis point decrease | Prosper Funding LLC
Fair Value Inputs Assets Quantitative Information [Line Items]
Borrower loans	296,169
Borrower Loans / Loans Held for Sale | Discount rate assumption | 200 basis point decrease
Fair Value Inputs Assets Quantitative Information [Line Items]
Borrower loans	299,319
Borrower Loans / Loans Held for Sale | Discount rate assumption | 200 basis point decrease | Prosper Funding LLC
Fair Value Inputs Assets Quantitative Information [Line Items]
Borrower loans	$ 299,319
Borrower Loans / Loans Held for Sale | Default rate assumption
Fair Value Inputs Assets Quantitative Information [Line Items]
Default rate	13.52%
Borrower Loans / Loans Held for Sale | Default rate assumption | Prosper Funding LLC
Fair Value Inputs Assets Quantitative Information [Line Items]
Default rate	13.52%
Borrower Loans / Loans Held for Sale | Default rate assumption | 100 basis point increase
Fair Value Inputs Assets Quantitative Information [Line Items]
Borrower loans	$ 289,386
Borrower Loans / Loans Held for Sale | Default rate assumption | 100 basis point increase | Prosper Funding LLC
Fair Value Inputs Assets Quantitative Information [Line Items]
Borrower loans	289,386
Borrower Loans / Loans Held for Sale | Default rate assumption | 200 basis point increase
Fair Value Inputs Assets Quantitative Information [Line Items]
Borrower loans	285,792
Borrower Loans / Loans Held for Sale | Default rate assumption | 200 basis point increase | Prosper Funding LLC
Fair Value Inputs Assets Quantitative Information [Line Items]
Borrower loans	285,792
Borrower Loans / Loans Held for Sale | Default rate assumption | 100 basis point decrease
Fair Value Inputs Assets Quantitative Information [Line Items]
Borrower loans	296,868
Borrower Loans / Loans Held for Sale | Default rate assumption | 100 basis point decrease | Prosper Funding LLC
Fair Value Inputs Assets Quantitative Information [Line Items]
Borrower loans	296,868
Borrower Loans / Loans Held for Sale | Default rate assumption | 200 basis point decrease
Fair Value Inputs Assets Quantitative Information [Line Items]
Borrower loans	300,679
Borrower Loans / Loans Held for Sale | Default rate assumption | 200 basis point decrease | Prosper Funding LLC
Fair Value Inputs Assets Quantitative Information [Line Items]
Borrower loans	$ 300,679